Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The table below summarizes the changes in the carrying amount of goodwill:

Goodwill

Balance, December 31, 2019	2,124,673
Goodwill acquired during 2020	2,699,431
Accumulated impairment loss	-
Balance, December 31, 2020	$4,824,104

Schedule of Intangible Assets

Intangible assets consisted of the following as of June 30, 2021 and December 31, 2020.

Nine Months Ended September 30, 2021
	Estimated Useful Life	Gross Carrying	Accumulated	Net Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	2,136,470	14,355,736
Subtotal		16,492,206	2,136,470	14,355,736

Total Intangible Assets, Net		16,492,206	2,136,470	14,355,736

	Six Months Ended June 30th, 2021
	Estemated	Gross		Net
	Usuful Life	Carrying	Accumulated	Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	1,841,966	14,650,240
Subtotal		16,492,206	1,841,966	14,650,240

Total Intangible Assets, Net		16,492,206	1,841,966	14,650,240

	December 31st, 2020
	Estemated Usuful Life	Gross Carrying	Accumulated	Net Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	1,252,959	15,239,247
Subtotal		16,492,206	1,252,959	15,239,247

Total Intangible Assets, Net		16,492,206	1,252,959	15,239,247

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Dispensary Licenses	14	16,492,206	1,252,959	15,239,247
Subtotal		16,492,206	1,252,959	15,239,247

Total Intangible Assets, Net		16,492,206	1,252,959	15,239,247

	December 31, 2019
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Dispensary Licenses	14	6,295,319	74,944	6,220,375
Subtotal		6,295,319	74,944	6,220,375

Total Intangible Assets, Net		6,295,319	74,944	6,220,375

Schedule of Estimates Amortization Expense

Based solely on the amortizable intangible assets recorded at December 31, 2020, the Company estimates amortization expense for the next five years to be as follows:

	Year Ending December 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Amortization Expense	$449,666	$449,666	$449,666	$449,666	$4,421,712	$6,220,375